Trade payables and others (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 14,729		€ 20,730	€ 27,936
Tax and employee-related payables	7,463		8,325	6,999
Other payables	6,380		463	1,111
Trade payables and others excluding payables related to capital expenditures	28,573		29,519	36,047
Payables related to capital expenditures	0		20	13,458
Payables and others	28,573		29,539	49,504
Trade and other payables	28,573		€ 29,519	€ 36,047
Lumoxiti, with AstraZeneca
Disclosure Of Detailed Information About Trade Payables And Others [Line Items]
Trade and other payables	€ 5,500	$ 6,200